Fair Value Measurements (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Fair Value Measurements.
Summary of fair value, measured on recurring basis

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Quoted	Significant	Significant
	Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$172,500,000	$—	$—
Liabilities:
Derivative warrant liabilities	$—	$—	$15,871,750

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

December 31, 2021

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$175,992,381	$—	$—
Liabilities:
Derivative warrant liabilities (public)	$8,452,500	$—	$—
Derivative warrant liabilities (private)	$—	$7,031,500	$—

December 31, 2020

	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$175,950,325	$—	$—
Liabilities:
Derivative warrant liabilities (public)	$—	$—	$8,625,000
Derivative warrant liabilities (private)	$—	$—	$7,246,750

Summary of quantitative information regarding fair value measurements

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 15, 2020	As of December 31, 2020
	Public and Private	Public and Private
Exercise price	$11.50	$11.50
Volatility	15.0%	15.0%
Stock price	$9.57	$9.98
Expected life of the options to
convert	6.54	6.5
Risk-free rate	0.58%	0.58%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their initial measurement date:

At initial issuance
Exercise price	$11.50
Volatility	15.4%
Stock price	$9.98
Expected life of the options to convert	6.54
Risk-free rate	0.58%
Dividend yield	0.0%

Summary of change in derivative warrant liabilities measured at fair value

The change in the fair value of the derivative warrant liabilities for the period ended December 31, 2020 is summarized as follows:

Derivative warrant liabilities at July 31, 2020 (inception)	$—
Issuance of Public and Private Warrants	13,516,250
Change in fair value of derivative warrant liabilities	2,355,500
Derivative warrant liabilities at December 31, 2020	$15,871,750

The change in the fair value of the derivative warrant liabilities, measured using Level 3 inputs, for the year ended December 31, 2021 is summarized as follows:

Derivative warrant liabilities at January 1, 2021	$15,871,750
Transfer of public warrant liabilities to Level 1	(8,625,000)
Change in fair value of warrant liabilities	(2,870,000)
Derivative warrant liabilities at March 31, 2021	4,376,750
Transfer of private warrant liabilities to Level 1	(4,376,750)
Change in fair value of warrant liabilities	—
Derivative warrant liabilities at December 31, 2021	$—